Income Taxes (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Schedule of reconciliation of income tax expense
Computed at the statutory rate (34%)									$ 2,293	$ 789
Increase (decrease) resulting from
Tax exempt interest									(233)	(329)
BOLI Income									(120)	(126)
BOLI Surrender										217
Penalty on Modified Endowment Contracts (MEC)										64
Other									(11)	43
Income tax expense	$ 667	$ 513	$ 391	$ 358	$ 157	$ 137	$ 237	$ 127	$ 1,929	$ 658